Administrative expenses (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Expense by nature
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets	$ 0.6	$ (1.3)	$ (0.4)	$ (3.6)
Business combination costs	0.1	0.6	1.3	1.0
Impairment of goodwill				87.9
Net (reversal of impairment)/impairment of withholding tax receivables	(24.9)	21.9	(37.8)	32.8
Other	13.1	1.8	21.7	8.1
Administrative expense
Expense by nature
Staff costs	41.2	43.6	131.8	126.0
Net loss allowance/(reversal of loss allowance) on trade receivables	11.8	(4.3)	13.6	(2.1)
Professional fees	10.8	11.0	32.1	38.1
Facilities, short term rental and upkeep	8.4	7.0	24.9	23.6
Travel costs	2.9	2.4	8.4	8.4
Depreciation	2.3	2.6	7.2	8.0
Amortization	0.8	4.1	2.5	6.2
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets	0.6	(1.3)	(0.4)	(3.6)
Operating taxes	0.1	0.4	0.7	1.1
Business combination costs	0.1	0.6	1.3	1.0
Impairment of goodwill				87.9
Net (reversal of impairment)/impairment of withholding tax receivables	(24.9)	21.9	(37.8)	32.8
Other	4.2	4.8	14.8	18.1
Total	$ 58.3	$ 92.8	$ 199.1	$ 345.5